Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	BILL Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39149
Entity Tax Identification Number	83-2661725
Entity Address, Address Line One	6220 America Center Drive, Suite 100
Entity Address, State or Province	CA
Entity Address, City or Town	San Jose
Entity Address, Postal Zip Code	95002
City Area Code	650
Local Phone Number	621-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	BILL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001786352
Amendment Flag	false